Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of intangible assets are amortized using the straight-line
Category	Estimated useful life
Brand name	5-10 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

Schedule of operating lease income from fixed payments and variable lease income
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease income from fixed payments	417,816	375,331	258,793
Variable operating lease income	5,168	—	—
Total	422,984	375,331	258,793

Schedule of lease payments receivable
As of December 31, 2022
RMB
2023	356,797
2024	239,320
2025	186,261
2026	151,848
2027	131,323
Thereafter	332,817
Total	1,398,366